Inventories and Contracts in Progress (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Inventory [Line Items]
Raw materials	$ 2,056,000,000	$ 1,983,000,000
Work-in-process	3,596,000,000	4,600,000,000
Finished goods	3,776,000,000	3,360,000,000
Contracts in progress	8,189,000,000	7,929,000,000
Inventories before payments and billings	17,617,000,000	17,872,000,000
Progress payments, secured by lien, on U.S. Government contracts Netted Against Inventory For Long Term US Government Contracts Or Programs	(300,000,000)	(279,000,000)
Billings on contracts in progress	(7,452,000,000)	(7,263,000,000)
Inventories and contracts in progress, net	9,865,000,000	10,330,000,000
Inventory Valuation Reserves	863,000,000	1,025,000,000
Percentage Of Inventory For Long Term Contracts Or Programs	69.00%	69.00%
Sikorsky [Member]
Inventory [Line Items]
Inventory Adjustments			1,300,000,000
Capitalized research and development costs included in inventory		740,000,000
UTC Aerospace Systems [Member]
Inventory [Line Items]
Capitalized research and development costs included in inventory	$ 141,000,000	$ 159,000,000